LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2016 and 2017 comprised:
	2016			2017
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	15.938	228	16.166	15.288	222	15.510
Credit card	952	71	1.023	753	69	822
Auto financing	50	2	52	37	2	39
Other consumer	3.663	475	4.138	3.034	506	3.540
Total consumer	20.603	776	21.379	19.112	799	19.911
Commercial:
Industry and mining	4.941	276	5.217	4.929	260	5.189
Small scale industry	1.619	87	1.706	1.419	88	1.507
Trade	7.367	453	7.820	7.145	313	7.458
Construction	1.028	364	1.392	994	439	1.433
Tourism	813	45	858	861	49	910
Shipping and transportation	2.487	144	2.631	2.260	102	2.362
Commercial mortgages	747	168	915	743	-	743
Public sector	5.024	82	5.106	4.794	70	4.864
Other	635	148	783	526	171	697
Total commercial	24.661	1.767	26.428	23.671	1.492	25.163
Total loans	45.264	2.543	47.807	42.783	2.291	45.074
Unearned income	(68)	-	(68)	(57)	-	(57)
Loans, net of unearned income	45.196	2.543	47.739	42.726	2.291	45.017
Less: Allowance for loan losses	(9.913)	(320)	(10.233)	(8.943)	(246)	(9.189)
Net Loans	35.283	2.223	37.506	33.783	2.045	35.828

	At and for the year ended December 31, 2016
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	2.708	-	2.130	38	37
Other consumer loans	613	-	492	21	20
Small business loans	119	-	145	2	2
Other commercial loans	696	-	559	14	14

With related allowance:
Residential mortgages	6.064	(1.939)	6.724	62	59
Credit cards	449	(434)	577	-	-
Other consumer loans	2.208	(1.837)	2.488	53	47
Small business loans	2.495	(1.721)	2.482	21	15
Other commercial loans	6.064	(3.791)	5.932	111	85
Total Greek impaired loans	21.416	(9.722)	21.529	322	279

Foreign
With no related allowance:
Other commercial loans	67	-	81	-	-

With related allowance:
Residential mortgages	52	(4)	53	-	-
Credit cards	5	(4)	5	-	-
Other consumer loans	53	(33)	51	-	-
Small business loans	50	(23)	50	-	-
Other commercial loans	588	(249)	558	-	-
Total Foreign impaired loans	815	(313)	798	-	-

	At and for the year ended December 31, 2017
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	2.948	-	2.828	34	33
Other consumer loans	703	-	659	23	22
Small business loans	184	-	151	1	1
Other commercial loans	725	-	707	14	12

With related allowance:
Residential mortgages	5.948	(2.016)	6.006	68	66
Credit cards	279	(270)	364	-	-
Other consumer loans	1.560	(1.329)	1.870	51	49
Small business loans	2.162	(1.540)	2.276	17	12
Other commercial loans	5.676	(3.665)	5.523	103	91
Total Greek impaired loans	20.185	(8.820)	20.384	311	286

Foreign
With no related allowance:
Residential mortgages	2	-	2	-	-
Credit cards	4	-	4	-	-
Other consumer loans	31	-	29	-	-
Other commercial loans	16	-	12	-	-

With related allowance:
Residential mortgages	42	(4)	46	-	-
Credit cards	-	(2)	2	-	-
Other consumer loans	6	(4)	18	-	-
Small business loans	47	(23)	43	-	-
Other commercial loans	498	(206)	546	-	-
Total Foreign impaired loans	646	(239)	702	-	-

			2015	2016	2017
			(EUR in millions)
Average recorded investment in impaired loans			21.123	22.327	21.086
Interest income recognized on a cash basis			266	279	286

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2016 and 2017:
	December 31, 2016
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 daysand accruing loans	Nonaccruingloans
	EUR in millions

Greek
Residential mortgages	485	5.120	5.605	10.333	-	15.938	92	8.358
Credit card	11	449	460	492	-	952	53	396
Other consumer	88	1.988	2.076	1.637	-	3.713	-	2.757
Small business loans	46	2.288	2.334	1.317	-	3.651	-	2.582
Other commercial loans	567	3.929	4.496	16.514	-	21.010	5	5.195
Total Greek loans	1.197	13.774	14.971	30.293	-	45.264	150	19.288

Foreign
Residential mortgages	7	46	53	175	-	228	-	50
Credit card	1	5	6	65	-	71	-	5
Other consumer	10	50	59	418	-	477	1	50
Small business loans	17	28	45	174	-	219	-	37
Other commercial loans	43	559	602	946	-	1.548	7	614
Total Foreign loans	78	688	765	1.778	-	2.543	8	756
Total loans	1.275	14.462	15.736	32.071	-	47.807	158	20.044

	December 31, 2017
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 daysand accruing loans	Nonaccruingloans
	EUR in millions

Greek
Residential mortgages	657	5.156	5.814	9.474	-	15.288	76	8.671
Credit card	11	279	290	463	-	753	33	247
Other consumer	91	1.444	1.535	1.536	-	3.071	-	2.225
Small business loans	32	2.011	2.044	1.234	-	3.278	-	2.320
Other commercial loans	374	3.571	3.945	16.448	-	20.393	5	5.045
Total Greek loans	1.165	12.461	13.628	29.155	-	42.783	114	18.508

Foreign
Residential mortgages	12	32	44	178	-	222	-	42
Credit card	1	4	5	64	-	69	-	4
Other consumer	11	34	45	463	-	508	-	36
Small business loans	14	31	45	167	-	212	-	38
Other commercial loans	13	454	467	813	-	1.280	1	511
Total Foreign loans	51	555	606	1.685	-	2.291	1	631
Total loans	1.216	13.016	14.234	30.840	-	45.074	115	19.139

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Commercial Loans Credit Quality Information Tables [Text Block]

	December 31, 2016			December 31, 2017
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	624	12.249	12.873	589	12.726	13.315
Watchlist	722	2.520	3.242	675	1.969	2.644
Substandard	2.305	6.241	8.546	2.014	5.698	7.712
	3.651	21.010	24.661	3.278	20.393	23.671
Foreign
Satisfactory	170	911	1.081	149	892	1.041
Watchlist	18	170	188	28	174	202
Substandard	31	467	498	35	214	249
	219	1.548	1.767	212	1.280	1.492

Total	3.870	22.558	26.428	3.490	21.673	25.163

Loans And Allowance For Loan Losses Troubled Debt Restructurings [Text Block]

	December 31, 2015			December 31, 2016			December 31, 2017
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	(EUR in millions)
Residential mortgages	1.633	(127)	20	1.185	(115)	17	966	(156)	10
Other consumer	342	(62)	17	320	(72)	14	167	(42)	6
Small business loans	263	(60)	1	243	(66)	8	215	(52)	6
Other commercial loans	1.413	(685)	22	1.405	(611)	47	1.579	(847)	67
Total Greek TDR loans	3.651	(934)	60	3.153	(864)	86	2.927	(1.097)	89

	December 31, 2015			December 31, 2016			December 31, 2017
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	(EUR in millions)
Residential mortgages	18	(1)	-	16	-	-	17	-	-
Other consumer	3	(1)	-	2	-	-	7	-	-
Small business loans	18	(3)	-	10	(2)	-	9	(2)	-
Other commercial loans	114	(4)	6	129	(23)	14	73	-	-
Total foreign TDR loans	153	(9)	6	157	(25)	14	106	(2)	-

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2015		December 31, 2016		December 31, 2017
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		(EUR in millions)
Residential mortgages		836	-	607	-	485	-
Other consumer		139	-	165	-	78	-
Small business loans		230	12	172	5	105	7
Other commercial loans		983	4	1.091	4	1.214	-
Total loans		2.188	16	2.035	9	1.882	7

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2015, 2016 and 2017.

				December 31,
				2015	2016	2017
				(EUR in millions)
Payment modification				6.461	6.014	5.688
Combination modification				1.054	966	1.204
Term modification				2.099	3.448	3.676
Interest only modification				1.176	1.042	916
Other				535	598	821
Total				11.325	12.068	12.305

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2015, 2016 and 2017.

				December 31,
				2015	2016	2017
				(EUR in millions)
Current Loans (1)				5.725	6.479	6.714
Past due 31-90 days				912	715	823
Past due greater than 90 days				4.688	4.874	4.768
Total				11.325	12.068	12.305

(1) Loans less than 30 days past due are included in current loans.

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2016	2017
	(EUR in millions)
Opening balance as at January 1,	23.227	22.231
Impaired loans in the period	1.507	1.020
Loans transferred to non-impaired status	(435)	(225)
Impaired loans paid-off	(699)	(607)
Sale of impaired loans	(6)	(90)
Impaired loans written-off	(1.364)	(1.493)
Foreign exchange differences	1	(5)
Closing balance as at December 31,	22.231	20.831

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2015			2016			2017
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	3.955	4.122	8.077	4.934	6.170	11.104	4.295	5.938	10.233
Provision for loan losses	1.025	2.165	3.190	59	440	499	216	394	610
Write-offs	(52)	(123)	(175)	(711)	(683)	(1.394)	(810)	(787)	(1.597)
Recoveries	5	3	8	5	13	18	8	1	9
Net Write-offs	(47)	(120)	(167)	(706)	(670)	(1.376)	(802)	(786)	(1.588)
Sale of impaired loans	-	-	-	-	(1)	(1)	-	(10)	(10)
Translation differences	1	3	4	8	(1)	7	(20)	(36)	(56)
Allowance at end of year	4.934	6.170	11.104	4.295	5.938	10.233	3.689	5.500	9.189

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31, 2016 and December 31, 2017.

December 31, 2016	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	5.465	3.373	5.465	3.373
Coefficient	-	-	15.912	609	15.912	609
Homogeneous	20.604	4.251	3.283	1.680	23.887	5.931
Foreign	776	45	1.767	275	2.543	320
Total	21.380	4.296	26.427	5.937	47.807	10.233

December 31, 2017	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	3	3	5.013	3.164	5.016	3.167
Coefficient	-	-	15.686	554	15.686	554
Homogeneous	19.109	3.672	2.972	1.550	22.081	5.222
Foreign	799	14	1.492	232	2.291	246
Total	19.911	3.689	25.163	5.500	45.074	9.189

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Exposure to the Hellenic Republic and its related allowance at December 31, 2016 and 2017 are as follows:
	December 31, 2016		December 31, 2017
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)
Loan to Hellenic Republic	4.512	-	4.413	-
Loans to public sector entities	503	(86)	419	(69)
Corporate and Small Business loans	455	-	403	-
Mortgage loans	937	-	847	-
Total loans	6.407	(86)	6.082	(69)
Other assets	625	-	690	-
Total Exposure to Hellenic Republic	7.032	(86)	6.772	(69)

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans
					2016	2017
					(EUR in millions)
Receivables from Public sector (Titlos Plc—February 2009)					4.512	-
SME loans (Sinepia D.A.C.—August 2016)					485	286
Total					4.997	286

The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2017:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Sinepia D.A.C.(1),(2)	Asset Backed Floating Rate Notes—Class M	SME loans	August 8, 2016	July 2035	236	Paid quarterly at a rate of three-month Euribor plus a margin of 300 bps
Sinepia D.A.C.(1)	Asset Backed Floating Rate Notes—Class Z	SME loans	August 8, 2016	July 2035	65	Paid quarterly at a rate of three-month Euribor plus a margin of 500 bps

(1)	The Bank retains the option to call the notes on any interest payment date after the fourth Interest Payment Date, or place them with investors.
(2)	On October 18, 2017, Sinepia D.A.C. proceeded with the partial redemption of class M notes of EUR 23 million and therefore the outstanding amounts of Sinepia D.A.C. Class M and Z notes as at December 31, 2017 is EUR 236 million and EUR 65 million, respectively.

Covered bonds
					2016	2017
					(EUR in millions)
Mortgages					3.470	4.916
of which eligible collateral					3.411	4.792

Under the covered bond Programs I and II, the Bank has the following covered bonds series in issue as at December 31, 2016:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Series 6	Residential mortgage loans	October 5, 2016	April 5, 2019	1.500	Paid quarterly at rate of three month Euribor plus a margin of 200 bps
Program I(1)	Series 7	Residential mortgage loans	December 15, 2017	December 15, 2018	750	Paid quarterly at rate of three month Euribor plus a margin of 190 bps
Program II(1)	Series 7	Residential mortgage loans	October 19, 2017	October 19, 2020	750	Paid semi-annually at a fixed rate of 2.75%

(1)	The issues are currently rated B3 by Moody’s and B by Fitch.

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2016.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	4.251	5.662	9.913
of which:
for impaired loans	4.210	5.512	9.722
for non-impaired loans	41	150	191

Impaired loans	12.042	9.374	21.416
Non-impaired loans	8.561	15.287	23.848

Foreign
Allowance for loan losses at year end	44	276	320
of which:
for impaired loans	41	272	313
for non-impaired loans	3	4	7

Impaired loans	110	705	815
Non-impaired loans	666	1.062	1.728

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2017.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3.676	5.267	8.943
of which:
for impaired loans	3.615	5.205	8.820
for non-impaired loans	61	62	123

Impaired loans	11.438	8.747	20.185
Non-impaired loans	7.674	14.924	22.598

Foreign
Allowance for loan losses at year end	13	233	246
of which:
for impaired loans	10	229	239
for non-impaired loans	3	4	7

Impaired loans	85	561	646
Non-impaired loans	714	931	1.645

Loans And Allowance For Purchased Credit Impaired Loans Tables [Text Block]

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1.508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accretable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2015	139
Accretion	(25)
Accretable yield December 31, 2015	114

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2016	114
Accretion	(25)
Accretable yield December 31, 2016	89

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2017	89
Accretion	(24)
Accretable yield December 31, 2017	65